EMPLOYEES - Aggregate remuneration comprised (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee
EMPLOYEES
Directors and employees | employee	82	26	6
Aggregate remuneration
Wages and salaries	£ 8,934	£ 2,286	£ 191
Social security costs	646	199	13
Pension costs	30	25
Share based payments	4,928	1,392	24
Employee benefits expense	£ 14,538	£ 3,902	£ 228
Parent | Separate
EMPLOYEES
Directors and employees | employee	6	4	1
Aggregate remuneration
Wages and salaries	£ 1,072	£ 406	£ 135
Social security costs	44	8	18
Pension costs	12	1
Share based payments	4,928	330
Employee benefits expense	£ 6,056	£ 745	£ 153